Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Document Period End Date	Dec. 31, 2014
Interest Expense	$ 3,065,000	$ 3,421,000
Unrealized Gain On Loans Held For Sale	24,000	30,000
Impaired loans [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	34.00%	21.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%	10.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	90.00%	65.00%
Impaired loans [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	18.00%	8.00%
Impaired loans [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%	0.00%
Impaired loans [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%	10.00%
Impaired loans [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	7.00%	10.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	0.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%	20.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	10.00%	39.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%	6.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%	100.00%
Other real estate owned, net [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	18.00%	26.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	25.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	37.00%	26.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs		26.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs		19.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs		45.00%
Other real estate owned, net [Member] | Residential Construction Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	20.00%
Other real estate owned, net [Member] | Residential Construction Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%
Other real estate owned, net [Member] | Residential Construction Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%
Loans Held For Sale Fair Value [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loan Held For Sale Other Gain And Losses	(6,000)	(4,000)
Interest Expense	0	0
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Investment Income, Interest	30,000	16,000
Changes In Fair Values Included In Current Period	24,000	12,000
Estimate of Fair Value Measurement [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans Held-for-sale, Fair Value Disclosure	763,000	1,118,000
Reported Value Measurement [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investment in Federal Home Loan Bank Stock, Fair Value Disclosure	4,275,000	4,375,000
Loans Held-for-sale, Fair Value Disclosure	$ 763,000	$ 1,118,000